GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.:  (414) 273-3500
Fax No.:  (414) 273-5198

November 1, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
(Securities Act Registration No. 333-7305; Investment Company Act No. 811-7685)

Ladies and Gentlemen:

On behalf of Frontegra Funds, Inc. (the "Company"), in lieu of filing the form of Prospectuses for the Frontegra Horizon, Frontegra Opportunity, Frontegra Investment Grade Bond, Frontegra Total Return Bond and Frontegra Growth Funds and the Company's current Statement of Additional Information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and the Statement of Additional Information contained in the most recent amendment to the Fund's Registration Statement (i.e., Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A).  Post-Effective Amendment No. 16 was filed electronically via EDGAR on October 25, 2002 (with an effective date of October 28, 2002).

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought

cc:	Keith W. Bruch
Katharine Barry
Carol A. Gehl